Supplement to Prospectus Dated May 1, 1997
                    Aetna Life Insurance and Annuity Company
                           Variable Annuity Account B
             A Fixed and Variable Single Premium Immediate Annuity


The prospectus dated May 1, 1997 is amended as follows:


Cover:
The following Funds will be replaced with the designated Substitute Funds after the close of business of the New York Stock Exchange on November 26, 1997:



               Replaced Fund                                      Substitute Fund
Alger American Small Capitalization Portfolio     Portfolio Partners MFS Emerging Equities Portfolio
Neuberger & Berman AMT Growth Portfolio           Portfolio Partners MFS Value Equity Portfolio





                 The Date of this Supplement is August 21, 1997


Form No. X09515-97

Fee Table - 2
The table under Annual Expenses of the Funds is amended by deleting the Replaced Funds and adding the following Substitute Funds:



                                                  Investment
                                                  Advisory Fees      Other Expenses
                                                  (after expense     (after expense     Total Annual
                                                  reimbursement)     reimbursement)     Fund Expenses
Portfolio Partners MFS Emerging Equities              .70%(1)            .13%              .83%(2)
 Portfolio
Portfolio Partners MFS Value Equity Portfolio         .65%               .25%              .90%(2)

1 The advisory fee is .70% of the first $500 million in assets and .65% on the excess.
2 The Company has agreed to reimburse the Fund for expenses and/or waive its fees so that the aggregate expenses will not exceed this amount through April 30, 1999. Without such reimbursements or waivers, Total Annual Fund Expenses are estimated to be as follows: .87% for the MFS Emerging Equities Portfolio; and .90% for the MFS Value Equity Portfolio.



Fee Table - 3
The hypothetical illustrations in Fee Table - 3 are amended by deleting all information with respect to the Replaced Funds for periods after November 26, 1997, and adding the following:



                                                       EXAMPLE A                         EXAMPLE B
                                           If you withdraw the entire           If you do not withdraw your
                                           Commuted Value at the end of the     Commuted Value you would pay the
                                           periods shown, you would pay the     following expenses (no withdrawal
                                           following expenses, including any    charge is reflected):
                                           applicable withdrawal charge:

                                           1 year   3 yrs   5 yrs   10 yrs      1 year   3 yrs   5 yrs   10 yrs
                                           ------   -----   -----   ------      ------   -----   -----   ------
Portfolio Partners MFS Emerging Equities   $67      $90     $103    $145         $20     $57     $89     $145
 Portfolio
Portfolio Partners MFS Value Equity        $68      $92     $106    $149         $21     $59     $92     $149
 Portfolio

Prospectus, Page 3
In the Section Investment Options, the Substitute Funds will take the place of the Replaced Funds after the close of business of the New York Stock Exchange on November 26, 1997. Any amounts allocated to the Replaced Funds will automatically be allocated to the Substitute Funds after that date. The following will be added:

Portfolio Partners MFS Emerging Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

Portfolio Partners MFS Value Equity Portfolio seeks capital appreciation by investing primarily in common stocks.

Aetna Life Insurance and Annuity Company serves as the investment adviser to each Portfolio, and Massachusetts Financial Services Company serves as the subadviser.









Form No. X09515-97